Corrections to Previously Issued Consolidated Financial Statements (Details Textual) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2016	Jul. 21, 2015
Corrections to Previously Issued Consolidated Financial Statements (Textual)
Due to related party	$ 22,517	$ 953,000		$ 953,000		$ 6,500,000
Total liabilities	369,103	1,056,130		1,056,130		6,556,470
Total liabilities increased						6,500,000
Additional paid in capital	1,132,685	10,586,464		10,586,464		4,733,461
Additional paid in capital increased						60
Accumulated deficit	(315,602)	(11,848,288)		(11,848,288)		(11,323,401)
Accumulated deficit increased						6,500,000
Total equity (deficit)	633,357	(1,048,077)		(1,048,077)		(6,379,118)	$ 897,001
Total equity (deficit) decreased						6,500,000
Selling, general and administrative expenses	315,602	169,427	$ 289,098	562,930	$ 349,486	997,263
Selling, general and administrative expenses decreased						3,500,000
Research and development expenses		17,500		67,848	10,000,000	10,000,000
Research and development expenses increased						10,000,000
Net loss from operations	(315,602)	(99,479)	(289,098)	(476,706)	(10,349,518)	(10,997,295)
Loss from continuing operations before taxes	(315,602)	(127,879)	(292,401)	(524,057)	(10,352,769)	(11,006,963)
Loss from continuing operations before taxes increased						6,500,000
Net loss increased	$ (315,602)	$ (127,879)	$ (293,237)	$ (524,887)	$ (10,353,605)	$ (11,007,799)
Basic and diluted loss per share	$ 0.00	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.05)	$ (0.06)
Basic and diluted loss per share increased						$ 0.06
Net loss from continuing operations	$ (315,602)	$ (127,879)	$ (293,237)	$ (524,887)	$ (10,353,605)	$ (11,007,799)
Net loss from continuing operations increased						6,500,000
Issuance of common stocks for compensation						397,960
(Decrease) increase in due to related party	22,517			(647,000)	6,477,483	6,477,483
(Decrease) increase in due to related party increased						6,500,000
Net cash used in operating activities	(715)			$ (1,115,484)	$ (3,263,340)	(3,474,707)
Net cash used in operating activities increased	198
Collaborative agreement, description
Company discovered that there was a delay of accrual for the two payments in total of $10,000,000 as set forth in the Collaborative Agreement: 1) 3.5% of total payment related to the upfront payment shall be made upon the execution of the Collaborative Agreement; and 2) 6.5% of the total payment shall be made upon the first IND submission (which was submitted in March 2016).

Minimum [Member]
Corrections to Previously Issued Consolidated Financial Statements (Textual)
Due to related party						0
Total liabilities						56,470
Additional paid in capital						4,733,401
Accumulated deficit						(4,823,401)
Total equity (deficit)						120,882
Selling, general and administrative expenses						4,497,263
Research and development expenses						0
Net loss from operations						(4,497,295)
Loss from continuing operations before taxes						(4,506,963)
Net loss increased						$ (4,507,799)
Basic and diluted loss per share						$ 0
Net loss from continuing operations						$ (4,507,799)
(Decrease) increase in due to related party						(22,517)
Net cash used in operating activities	(517)
Maximum [Member]
Corrections to Previously Issued Consolidated Financial Statements (Textual)
Due to related party						6,500,000
Total liabilities						6,556,470
Additional paid in capital						4,733,461
Accumulated deficit						(11,323,401)
Total equity (deficit)						(6,379,118)
Selling, general and administrative expenses						997,263
Research and development expenses						10,000,000
Net loss from operations						(10,997,295)
Loss from continuing operations before taxes						(11,006,963)
Net loss increased						$ (11,007,799)
Basic and diluted loss per share						$ (0.06)
Net loss from continuing operations						$ (11,007,799)
Issuance of common stocks for compensation						1,295,324
(Decrease) increase in due to related party						6,477,483
Net cash used in operating activities	$ (715)